CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 3,384	$ 5,031
Restricted cash	781	772
Trade receivables, net	424	399
Financing receivables, net	18,455	19,167
Inventories, net	8,116	6,726
Property, plant and equipment, net	5,191	5,901
Investments in unconsolidated subsidiaries and affiliates	635	526
Equipment under operating leases	1,803
Equipment under operating leases		1,774
Goodwill	2,452	2,453
Other intangible assets, net	760	788
Deferred tax assets	1,054	591
Derivative assets	135	98
Other assets	2,321	1,874
Total Assets	45,511	46,100
LIABILITIES AND EQUITY
Debt	23,906	24,445
Trade payables	5,169	5,889
Deferred tax liabilities	131	114
Pension, postretirement and other postemployment benefits	1,374	1,488
Derivative liabilities	132	108
Other liabilities	8,639	8,958
Total Liabilities	39,351	41,002
Redeemable noncontrolling interest	34	30
Common shares, €0.01, par value; outstanding 1,351,332,628 common shares and 387,951,529 special voting shares at 9/30/2019; and outstanding 1,353,831,958 common shares and 388,725,624 special voting shares at 12/31/2018	25	25
Treasury stock, at cost; 13,067,568 common shares at 9/30/2019 and 10,568,238 common shares at 12/31/2018	(142)	(128)
Additional paid in capital	4,402	4,409
Retained earnings	3,694	2,596
Accumulated other comprehensive loss	(1,892)	(1,859)
Noncontrolling interests	39	25
Total Equity	6,126	5,068
Total Liabilities and Equity	$ 45,511	$ 46,100